UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2011

1.809079.108

SFB-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Alabama - 0.6%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,647,900
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	871,832
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,500
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,028,770
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,101,090
		11,730,092
Arizona - 3.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,140,040
5.25% 10/1/20 (FSA Insured)	2,600,000	2,977,676
5.25% 10/1/23 (FSA Insured)	5,000,000	5,607,300
5.25% 10/1/26 (FSA Insured)	1,000,000	1,094,660
5.25% 10/1/28 (FSA Insured)	500,000	539,900
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,080,020
Series 2007 B, 1.059% 1/1/37 (d)	1,000,000	645,750
Series 2008 A, 5% 1/1/14	1,220,000	1,308,011
Series 2008 D, 5.5% 1/1/38	3,400,000	3,525,392
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,648,550
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,045,580
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	2,968,382
7% 7/1/33	2,000,000	2,105,920
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,096,800
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,170,880
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	$ 1,520,000	$ 1,677,153
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (g)	1,000,000	1,019,500
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,095,470
5% 7/1/17	1,755,000	1,923,971
5% 7/1/18	1,695,000	1,836,244
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,257,936
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,128,490
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,986,800
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,465,603
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,356,133
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,104,600
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,511,000
5.5% 12/1/29	2,100,000	2,095,128
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	685,000	676,499
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,067,560
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,069,860
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,339,587
		63,566,395
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (g)	1,415,000	1,410,755
California - 16.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,145,580
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	$ 2,155,000	$ 1,340,733
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/16	5,800,000	6,767,266
5% 12/1/19	4,000,000	4,788,680
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,474,058
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	1,560,000	1,740,040
5.25% 7/1/13 (Escrowed to Maturity) (g)	680,000	734,543
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	775,750
Series A, 5% 7/1/18	2,400,000	2,765,976
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,887,103
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,043
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	80,297
5% 9/1/12	1,000,000	1,038,400
5% 10/1/12	4,400,000	4,585,548
5% 8/1/20	2,745,000	2,999,709
5% 11/1/21	2,430,000	2,578,230
5% 10/1/22	1,500,000	1,648,830
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,190,376
5% 12/1/22	7,810,000	8,594,280
5% 11/1/24	3,000,000	3,206,280
5% 3/1/26	1,000,000	1,041,340
5% 6/1/26	1,085,000	1,130,722
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	503,140
5% 3/1/31	1,700,000	1,721,641
5% 9/1/31	1,200,000	1,216,860
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	607,638
5% 9/1/32	1,400,000	1,415,456
5% 9/1/33	2,900,000	2,924,534
5% 9/1/35	450,000	452,462
5.125% 11/1/24	400,000	424,480
5.25% 2/1/16	500,000	533,675
5.25% 9/1/23	8,500,000	9,480,305
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 400,000	$ 414,180
5.25% 2/1/28	500,000	517,660
5.25% 2/1/33	1,200,000	1,219,416
5.25% 12/1/33	35,000	36,061
5.25% 11/1/40	1,100,000	1,122,913
5.5% 8/1/27	3,200,000	3,502,848
5.5% 8/1/29	4,300,000	4,609,428
5.5% 4/1/30	5,000	5,242
5.5% 11/1/33	2,200,000	2,271,170
5.5% 3/1/40	600,000	631,878
5.6% 3/1/36	300,000	318,408
6% 3/1/33	5,850,000	6,526,553
6% 4/1/38	3,100,000	3,420,943
6% 11/1/39	11,280,000	12,461,354
6.5% 4/1/33	5,050,000	5,909,056
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,215,549
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,815,000	1,941,850
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,003,850
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100) (g)	45,000	59,062
6.5% 10/1/38	2,155,000	2,431,637
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,516,785
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	5,805,108
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,948,968
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,210,452
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,654,944
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,042,630
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,810,201
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	$ 2,000,000	$ 2,269,480
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,351,480
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,052,510
Series 2005 H, 5% 6/1/18	1,000,000	1,059,330
Series 2005 K, 5% 11/1/16	1,300,000	1,430,091
Series 2009 G1, 5.75% 10/1/30	835,000	876,575
Series 2009 I:
6.125% 11/1/29	500,000	552,635
6.375% 11/1/34	1,400,000	1,521,730
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,763,932
5.75% 11/1/27	5,600,000	6,244,560
6% 11/1/40	5,400,000	5,946,534
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,264,526
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,792,979
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	952,766
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,059,296
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,992,812
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	166,824
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,260
5.75% 1/15/40	300,000	272,484
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	1,000,000	1,096,420
Series 2005 A:
5% 6/1/45	3,800,000	3,483,156
5% 6/1/45	1,000,000	916,620
Series 2007 A1, 5% 6/1/33	400,000	282,004
5% 6/1/45 (FSA Insured)	65,000	60,796
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	$ 3,100,000	$ 3,435,110
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,635,992
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,448,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	643,662
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,320,120
Series 2011 A1, 5% 7/1/21 (c)	10,000,000	11,485,300
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,203,606
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,127,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	991,210
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,517,055
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,190,779
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	896,658
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,074,700
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,647,585
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,429,758
5% 5/1/24	1,510,000	1,626,195
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,098,790
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,207,255
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,024,970
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,330,420
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	376,779
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	$ 4,485,000	$ 4,186,523
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	778,260
6.5% 8/1/27	1,315,000	1,519,325
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,019,030
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,171,810
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,977,140
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,476,454
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,886,915
San Marcos Unified School District Series A, 5% 8/1/38	1,700,000	1,750,116
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,059,519
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,274,200
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	687,570
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	765,901
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	733,754
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,827,465
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,490
Series 2009 O:
5.25% 5/15/39	1,000,000	1,077,900
5.75% 5/15/30	5,700,000	6,510,312
5.75% 5/15/34	3,060,000	3,434,881
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,833,688
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	579,747
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev.: - continued
Series 2009 A:
5.125% 7/1/17	$ 200,000	$ 218,374
5.25% 7/1/18	175,000	190,983
5.5% 7/1/19	390,000	430,962
6% 7/1/29	1,000,000	1,059,010
Series 2010 A, 5.25% 7/1/30	1,900,000	1,903,800
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,272,672
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	561,610
		335,056,176
Colorado - 1.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (g)	1,300,000	1,423,838
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (g)	2,000,000	1,589,240
0% 7/15/22 (Escrowed to Maturity) (g)	4,500,000	3,272,175
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,079,640
(PorterCare Adventist Health Sys. Proj.) Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	2,000,000	2,024,160
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,655,629
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	710,625
5.3% 7/1/37	160,000	126,821
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,794,330
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,028,810
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415,000	$ 1,316,431
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	830,774
Series 2010 A, 0% 9/1/41	3,400,000	425,544
Series 2010 C, 5.375% 9/1/26	1,000,000	979,420
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,433,013
		22,742,960
District Of Columbia - 1.1%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,643,187
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	992,430
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,330,100
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,614,435
Series B, 4.75% 6/1/32	800,000	797,888
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,044,698
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,873,145
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,120,916
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,844,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,149,005
		21,409,804
Florida - 8.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,035,290
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,526,050
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,109,320
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,018,940
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	$ 5,000,000	$ 5,417,950
Series 2011 A1, 5% 6/1/20	1,000,000	1,054,880
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	8,364,000
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	514,640
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	4,969,252
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	4,054,844
Series A, 5.5% 6/1/38	700,000	771,547
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	102,394
Series 2008 A, 5.375% 7/1/26	5,675,000	6,309,862
Series 2008 A, 5.25% 7/1/37	1,000,000	1,065,470
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,121,010
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,566,537
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	890,000	915,650
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	549,623
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (g)	305,000	350,238
Series 2005 B:
5% 11/15/30	970,000	977,372
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (g)	130,000	149,282
Series 2005 C, 5% 11/15/31	1,180,000	1,186,396
Series 2006 G:
5% 11/15/16	95,000	107,462
5% 11/15/16 (Escrowed to Maturity) (g)	5,000	5,840
5.125% 11/15/18	965,000	1,073,476
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (g)	35,000	41,091
Series 2008 B, 6% 11/15/37	5,000,000	5,337,600
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	$ 1,630,000	$ 1,774,467
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,365,000	3,213,575
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (g)	1,500,000	2,092,500
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (g)	755,000	936,427
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,016,230
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,737,315
Series 2009 B:
5% 10/1/18	1,600,000	1,705,776
5% 10/1/19	6,005,000	6,369,984
Series Three 2010 D, 5% 10/1/38	2,800,000	2,951,144
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,546,800
Series 2010 A1:
5.375% 10/1/35	3,390,000	3,482,818
5.5% 10/1/30	1,000,000	1,059,150
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,669,184
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,459,010
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,300,693
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,044,530
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,633,110
Series 2011 B, 5.625% 5/1/31	2,195,000	2,318,074
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,082,700
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,258,176
5.75% 10/1/43	1,000,000	1,017,030
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	$ 2,500,000	$ 2,669,875
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,259,422
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,080,120
Series 2009 B, 5% 10/1/33	6,200,000	6,606,348
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,398,600
Series 2011, 5% 10/1/24	4,000,000	4,438,560
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,687,594
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,524,273
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,443,568
5% 7/1/17	4,385,000	4,881,777
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	218,704
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,400,294
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,230,515
		162,204,359
Georgia - 1.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,165,020
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,205,585
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,093,607
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (g)	4,120,000	3,097,704
Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	3,000,000	2,255,610
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	2,878,350
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,207,377
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	$ 4,000,000	$ 4,595,400
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,995,000	1,499,981
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,027,230
		38,025,864
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,094,218
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,158,955
		8,253,173
Illinois - 13.2%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	738,311
Chicago Board of Ed. Series 2011A, 5.5% 12/1/39 (c)	2,700,000	2,845,098
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,604,131
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,490,571
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	130,065
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,843,286
5.25% 1/1/29 (FSA Insured)	210,000	213,889
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	990,000	1,088,238
Series 2007 A, 5% 1/1/37	10,000,000	9,802,900
Series A, 5.5% 1/1/17	1,480,000	1,664,674
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,012,840
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,315,332
Series 2011 C, 6.5% 1/1/41	6,500,000	7,487,805
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,249,625
5.25% 1/1/40	1,300,000	1,389,583
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	$ 1,000,000	$ 1,043,640
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,272,432
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,052,720
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,378,821
5.25% 11/1/38	9,150,000	9,408,579
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	508,970
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	314,187
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,130
Series 2010 A, 5.25% 11/15/33	13,180,000	13,610,327
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,695,413
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,318,955
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,481,368
Series A:
5.5% 5/1/15 (Escrowed to Maturity) (g)	480,000	556,147
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	582,442
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	5,600,000	3,862,544
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,250
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,422,992
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,213,421
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	2,600,000	2,837,406
5.5% 2/15/38	2,000,000	2,027,360
Series 2010, 5.25% 2/15/30	6,700,000	6,703,886
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,529,107
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 2,100,000	$ 2,183,622
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,971,136
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,128,581
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,068,127
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,832,424
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,042,990
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,042,450
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	5,160,000	5,820,325
Series 2010 A, 6% 5/1/28	5,100,000	5,208,732
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,477,629
Series 2009 D, 6.625% 11/1/39	2,300,000	2,487,956
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,622,010
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	4,800,000	4,439,568
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,624,093
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,223,871
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	1,903,392
Series 2008 A, 5.625% 1/1/37	4,100,000	4,048,012
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,630
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	2,041,569
Series 2004 A, 5% 3/1/34	5,700,000	5,631,600
Series 2006:
5% 1/1/19	1,500,000	1,649,340
5.5% 1/1/31	1,000,000	1,061,110
Series 2009 A, 3.5% 9/1/13	1,500,000	1,558,845
Series 2010:
5% 1/1/14	2,000,000	2,148,700
5% 1/1/23 (FSA Insured)	2,100,000	2,204,580
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	$ 1,175,000	$ 1,246,898
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,007,670
5.25% 5/15/32 (FSA Insured)	590,000	594,525
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,782,107
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	979,990
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,676,378
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,067,500
Series 2010, 5% 6/15/15	4,300,000	4,813,291
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	816,816
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,612,194
0% 11/1/20 (FSA Insured)	3,850,000	2,595,978
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	3,054,145
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	792,660
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,080,279
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (g)	260,000	239,910
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	704,306
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,258,790
Lake County Forest Preservation District Series 2007 A, 0.582% 12/15/13 (d)	880,000	865,718
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,072,120
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,083,800
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,372,496
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400,000	$ 1,416,030
Series 2010 B1, 0% 6/15/44	6,700,000	902,959
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,656,447
Series 2010 B1:
0% 6/15/43 (FSA Insured)	8,100,000	1,164,375
0% 6/15/45 (FSA Insured)	9,500,000	1,204,030
0% 6/15/47 (FSA Insured)	3,800,000	424,460
0% 6/15/15 (Escrowed to Maturity) (g)	1,885,000	1,803,870
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,365,000	2,972,372
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,066,806
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,987,514
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,445,299
Series 2009 A, 5.75% 4/1/38	4,870,000	5,180,414
Series 2010 A:
5% 4/1/25	1,700,000	1,793,007
5.25% 4/1/30	1,020,000	1,068,664
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (g)	595,000	576,287
0% 11/1/14 (FSA Insured)	505,000	469,766
0% 11/1/16 (Escrowed to Maturity) (g)	420,000	386,526
0% 11/1/16 (FSA Insured)	1,280,000	1,079,936
0% 11/1/18 (Escrowed to Maturity) (g)	945,000	811,462
0% 11/1/18 (FSA Insured)	4,085,000	3,123,922
0% 11/1/19 (Escrowed to Maturity) (g)	1,290,000	1,057,619
0% 11/1/19 (FSA Insured)	8,310,000	5,845,088
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,434,705
0% 1/1/15 (FSA Insured) (Escrowed to Maturity) (g)	1,605,000	1,548,841
		262,563,707
Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,360,789
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	$ 1,000,000	$ 1,083,300
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,661,945
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,889,115
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,700
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,708,902
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,751,425
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,622,832
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,464,850
Indiana Health Facility Fing. Auth. Rev. Bonds 1.5%, tender 8/1/14 (d)	1,600,000	1,608,160
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	906,736
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/26	1,000,000	1,107,460
Series 2011 B, 5% 10/1/41	2,000,000	2,032,740
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	855,860
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,940
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,140,866
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,551,008
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,830
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,715,233
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,343,708
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B: - continued
5% 7/1/35	$ 1,000,000	$ 1,070,140
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	758,030
		47,905,569
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	716,918
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	998,600
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	563,446
5.25% 7/1/15	200,000	220,892
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,008,060
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	421,812
5% 11/15/17	1,000,000	1,111,370
		5,041,098
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,258,897
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,363,630
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,602,978
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,347,800
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	10,175,000	10,495,411
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 532,255
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,056,420
		23,657,391
Louisiana - 0.4%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	590,439
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,568,565
5.5% 6/1/41 (FGIC Insured)	4,770,000	5,000,391
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,800
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	620,000	617,136
		8,814,331
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,959,444
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,034,780
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,148,560
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,586,280
		5,729,064
Maryland - 0.6%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,007,220
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	610,987
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,781,264
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	790,000	855,444
6% 1/1/38	4,200,000	4,332,426
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	$ 1,100,000	$ 1,110,021
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,573,670
		11,271,032
Massachusetts - 1.2%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,047,860
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	1,100,000	1,198,142
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (g)	1,100,000	1,237,302
Series 2007 A, 0.74% 5/1/37 (d)	2,000,000	1,527,880
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,003,010
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,302,100
5% 8/15/24	5,000,000	5,482,500
5% 8/15/30	2,500,000	2,663,625
Series 2007 A:
4.5% 8/15/35	1,600,000	1,625,968
5% 8/15/22 (AMBAC Insured)	2,890,000	3,308,501
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,227,252
		24,624,140
Michigan - 3.6%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,432,200
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,697,840
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,419,900
Series 2006, 5% 7/1/36	2,300,000	2,236,313
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100,000	$ 2,080,176
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,250
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,747,109
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,688,055
7% 7/1/36 (FSA Insured)	1,400,000	1,648,402
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,499,178
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,472,981
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,194,127
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,335,840
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,090,690
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	827,312
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,514,687
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	1,000,000	1,068,710
Series IA, 5.5% 10/15/45	2,000,000	2,157,280
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,021,539
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,086,080
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,516,379
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,882,095
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,019,870
Series 2009, 5% 10/1/26	4,165,000	4,645,141
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,713,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	$ 1,000,000	$ 752,310
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,901,093
5% 5/1/23 (FSA Insured)	5,275,000	5,705,651
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,063,341
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,677,139
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,389,373
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,042,798
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,066,570
		70,663,679
Minnesota - 1.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,864,793
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (g)	3,450,000	3,627,744
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (g)	2,850,000	2,996,832
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	1,002,830
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,622,829
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,120,060
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,267,080
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,422,271
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	700,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,160,082
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,367,088
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.): - continued
Series 2009, 5.75% 7/1/39	$ 6,690,000	$ 6,864,275
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	994,520
		37,010,404
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,607,580
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,108,420
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	129,884
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (g)	875,000	923,055
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	953,527
		3,114,886
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,018,813
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,020,010
		6,038,823
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (d)	1,000,000	813,920
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,070,824
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,038,520
		4,923,264
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,542,562
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County Wtr. Reclamation District: - continued
5.625% 7/1/32	$ 10,730,000	$ 11,720,486
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100) (g)	500,000	526,500
Series 2011 C, 5% 6/1/24	1,900,000	2,070,411
		15,859,959
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,859,748
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	330,000	334,564
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,021,200
New Hampshire Tpk. Sys. Rev. 5% 10/1/19 (c)	2,890,000	3,277,867
		7,493,379
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	699,666
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,388,400
5.125% 6/15/24	1,500,000	1,609,785
5.25% 6/15/28	1,000,000	1,058,440
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	626,316
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,610
5.25% 3/1/23	1,000,000	1,071,370
5.25% 3/1/25	800,000	853,952
5.25% 3/1/26	600,000	635,976
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,793,775
Series 2011 EE, 5% 9/1/20	4,650,000	5,213,069
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (g)	1,430,000	1,539,209
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	$ 1,300,000	$ 1,487,928
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (g)	1,500,000	1,621,875
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	454,900
		26,133,271
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,431,370
New York - 10.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	600,000	648,438
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,527,834
5.75% 5/1/24 (FSA Insured)	2,225,000	2,363,840
5.75% 5/1/26 (FSA Insured)	525,000	556,721
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	3,400,000	3,597,608
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,060,740
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	782,523
Series 2005 G, 5% 8/1/15	2,800,000	3,177,384
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,436,170
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,130,280
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,140,430
Series F-1, 5% 9/1/25	3,000,000	3,273,210
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,070,432
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,009,890
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,005,040
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	204,056
Series 2003 E, 5% 6/15/34	1,200,000	1,248,768
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,093,457
Series 2009 A, 5.75% 6/15/40	5,400,000	6,111,882
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 CC, 5% 6/15/34	$ 3,585,000	$ 3,768,050
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,568,389
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,301,648
Series 2011 EE, 5.375% 6/15/43	15,865,000	17,440,712
Series GG, 5% 6/15/43	2,300,000	2,433,032
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,234,388
6% 7/15/38	13,000,000	14,587,040
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,398,720
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,298,304
5.75% 1/15/39	2,500,000	2,751,500
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,133,036
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	17,245,000
6% 11/1/28 (b)	3,125,000	3,125,000
Series 2004 B:
5% 8/1/32	4,195,000	4,345,055
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (g)	5,000	5,395
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,044,380
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,937,815
Series 2007 A, 5% 3/15/32	3,900,000	4,111,536
Series 2008 B, 5.75% 3/15/36	5,500,000	6,104,890
Series 2009 A, 5% 2/15/34	1,750,000	1,852,725
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	560,000	589,058
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,440,504
Series 2007 A, 5% 7/1/14	1,000,000	1,073,300
Series 2007 B, 5.25% 7/1/24	400,000	415,836
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	3,997,695
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,066,710
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,487,950
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,120,471
Series 2008 A, 5.25% 11/15/36	4,600,000	4,777,974
Series 2008 C, 6.5% 11/15/28	3,600,000	4,228,884
Series 2011 A, 5% 11/15/41	3,000,000	3,093,090
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,084,850
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,075,260
Series 2007 H:
5% 1/1/25	4,000,000	4,366,800
5% 1/1/26	2,500,000	2,720,550
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,218,780
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,123,668
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	775,000	803,047
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,530,512
Series 2003 B, 5.5% 6/1/18	2,640,000	2,711,201
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,180,531
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,069,930
5.5% 6/1/21	4,060,000	4,335,309
5.5% 6/1/22	1,100,000	1,172,083
Series 2011:
5% 6/1/17	4,000,000	4,587,080
5% 6/1/17	3,600,000	4,128,372
		209,524,763
North Carolina - 1.2%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,931,202
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	$ 1,000,000	$ 1,135,180
5% 7/1/22	1,965,000	2,208,483
5% 7/1/23	2,075,000	2,300,822
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,180,862
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,302,780
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	185,272
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	3,817,440
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,100,170
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,824,758
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,055,310
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,113,585
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,614,315
		23,770,179
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,535,970
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,760,291
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,803,859
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,078,792
		8,178,912
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,448,460
Series A-2:
5.875% 6/1/47	800,000	568,312
6.5% 6/1/47	1,100,000	855,459
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth.: - continued
Series A1, 5% 6/1/17	$ 1,755,000	$ 1,834,765
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,252,650
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,204,613
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,516,325
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,153,156
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,477,480
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	35,839
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,375,371
		18,722,430
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,266,660
5.5% 8/15/22	2,400,000	2,656,920
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,493,290
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,348,202
		14,853,572
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,198,640
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,830,384
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,132,199
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	$ 2,115,000	$ 582,852
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,213,810
		13,957,885
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,636,568
Series B, 5% 6/15/15	2,000,000	2,225,320
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,111,310
5% 8/15/20	3,000,000	3,351,780
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,304,604
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,020,580
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	592,425
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	481,408
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	700,000	827,743
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	517,600
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	151,130
Ninth Series, 5.25% 8/1/40	3,800,000	3,777,352
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,046,324
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,580,700
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,131,690
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	311,589
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	$ 1,000,000	$ 1,118,560
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,760,925
		26,947,608
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,555,740
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	858,536
5.75%, tender 7/1/17 (d)	1,500,000	1,628,550
Series N, 5.5% 7/1/22	1,300,000	1,350,427
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	378,168
		5,771,421
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,076,310
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,512,930
		2,589,240
South Carolina - 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,790,000	1,855,425
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,722,654
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,080,320
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,098,720
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,120,530
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,063,262
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	535,000	536,268
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	$ 1,765,000	$ 1,816,291
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,875,338
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,125,637
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,727,122
		19,021,567
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,038,600
5% 12/15/15	2,525,000	2,674,909
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (g)	2,125,000	2,183,756
6.25% 7/1/13 (Escrowed to Maturity) (g)	2,255,000	2,412,670
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,584,540
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101) (g)	2,000,000	2,076,620
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,761,795
		13,732,890
Texas - 9.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,135,220
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,749,270
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,122,290
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,068,760
5.25% 2/15/42	3,255,000	3,467,584
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,160,269
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,869,401
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,325,000	$ 1,429,052
5.375% 5/1/19 (FSA Insured)	215,000	218,649
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,438
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,095,920
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,805,571
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,088,831
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,444,386
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	530,950
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	5,615,000	5,993,788
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,606,545
Series A, 5% 11/1/42	5,200,000	5,290,428
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	591,870
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,220,680
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (g)	1,000,000	1,050,310
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (g)(h)	1,035,000	1,078,760
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,071,370
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,886,425
Granbury Independent School District 0% 8/1/19	1,000,000	811,830
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,970,840
Series 2008 B, 5.25% 8/15/47	11,600,000	12,220,716
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,356,936
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	$ 1,460,000	$ 1,571,121
5% 7/1/26	3,000,000	3,201,090
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	2,005,000	2,168,287
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,593,136
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,521,716
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,313,600
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	644,820
Lewisville Independent School District 0% 8/15/18	1,025,000	871,845
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,063,540
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,569,060
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	605,358
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,889,340
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,461,000
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,404,610
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,359,696
Mansfield Independent School District 5.5% 2/15/17	15,000	15,212
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,235,170
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,325,021
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,400,889
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,219,740
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,110,370
5% 6/1/25	2,100,000	2,317,329
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	$ 1,000,000	$ 1,048,820
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,008,580
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,000,000	1,123,150
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,600,400
Series 2008 A:
6% 1/1/24	1,000,000	1,119,780
6% 1/1/25	6,000,000	6,683,820
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,538,942
Series 2009 A, 6.25% 1/1/39	3,000,000	3,247,530
Series 2011 A, 6% 9/1/41	1,600,000	1,820,160
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,053,637
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	3,100,000	3,340,002
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	432,252
Series 2007, 5.375% 8/15/33	2,400,000	2,637,576
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	848,656
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,120,330
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,695,057
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,560,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	636,270
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,072,720
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,012,472
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,065,250
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,061,240
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	$ 2,430,000	$ 2,485,161
Series B, 0% 10/1/13	1,000,000	972,400
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,192,346
0% 9/1/16 (Escrowed to Maturity) (g)	15,000	13,943
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,578,489
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,260,545
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,454,100
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,876,819
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,486,849
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,126,520
Series B, 5.375% 7/15/16	1,000,000	1,003,180
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000,000	1,037,130
Waller Independent School District 5.5% 2/15/33	5,100,000	5,601,177
White Settlement Independent School District:
5.75% 8/15/34	55,000	56,056
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (g)	1,095,000	1,142,359
		187,237,757
Utah - 0.2%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,204,065
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,734,316
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,915,662
		4,854,043
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	200,206
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
6.125% 12/1/27 (AMBAC Insured)	$ 300,000	$ 301,065
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,092,621
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,038,440
		5,632,332
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,465,420
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	627,438
		7,092,858
Washington - 3.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	541,332
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,069,220
Series 2012 A:
5% 7/1/20 (c)	5,000,000	5,659,050
5% 7/1/21 (c)	1,000,000	1,133,600
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,193,003
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,179,310
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,033,210
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,393,339
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,459,759
Series 2009, 5.25% 1/1/42	1,000,000	1,069,400
Series 2010, 5% 1/1/50	2,200,000	2,294,094
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	8,223,500
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,750,050
Series B, 5% 7/1/28	1,000,000	1,067,740
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig.: - continued
Series C, 0% 6/1/21 (AMBAC Insured)	$ 5,000,000	$ 3,647,600
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,949,690
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,611,600
Series 2010 A, 5.25% 8/15/20	2,325,000	2,496,678
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,790,918
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	2,000,000	2,085,520
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,363,108
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,240,224
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100) (g)	1,000,000	1,053,000
		68,304,945
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,351,805
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,047,650
		2,399,455
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	600,000	620,952
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	610,639
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,139,200
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	981,530
5.75% 7/1/30	1,000,000	1,013,520
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,183,100
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	$ 1,000,000	$ 982,710
Series B, 6% 2/15/25	1,000,000	1,002,750
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	800,000
		9,334,401
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,802,306
Other - 0.1%	Shares
Fidelity Tax-Free Cash Central Fund, 0.12% (e)(f)	1,858,000	1,858,000
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $1,791,445,136)	1,876,869,089
NET OTHER ASSETS (LIABILITIES) - 5.4%	106,836,449
NET ASSETS - 100%	$ 1,983,705,538
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security is pre-refunded or escrowed to maturity.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,078,760 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 598
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,876,869,089	$ 1,858,000	$ 1,875,011,089	$ -
Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,791,262,430. Net unrealized appreciation aggregated $85,606,659, of which $92,611,921 related to appreciated investment securities and $7,005,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011